Borrowings	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]
NOTE 10: BORROWINGS

Borrowings consist of the following:

	December 31, 2011	December 31, 2010
Senior Notes	$200,000	$—
Marfin Loan	—	70,000
Loan for Malva H	—	6,645
Loan for Estefania H	—	14,405
Loan for Makenita H	—	21,093
Loan for Sara H	—	14,087
Loan for Nazira	668	735
Loan for Formosa, San Lorenzo	—	457
Total borrowings	200,668	127,422
Less: current portion	(69)	(10,171)
Total long-term borrowings	$200,599	$117,251

Senior Notes

           On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. ("Logistics Finance" and, together with the Company, the "Co-Issuers") issued $200,000 in Senior Notes (the "Senior Notes") due on April 15, 2019 at a fixed rate of 9.25%. The Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Logistics Finance. The subsidiary guarantees are "full and unconditional," as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes.

The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
     Under a registration rights agreement, the Co-Issuers and the subsidiary guarantors were obliged to file a registration statement prior to January 7, 2012, that enables the holders of the Senior Notes to exchange the privately placed notes with publicly registered ones with identical terms. Pursuant to this registration rights agreement, the Co-Issuers and the subsidiary guarantors filed a registration statement on November 11, 2011 that was declared effective on February 17, 2012. The exchange offer of the privately placed notes with publicly registered notes with identical terms expired on March 23, 2012 and was completed on March 27, 2012, with an aggregate amount of $191,622 in principal amount, or 95.81% of the privately placed notes tendered for exchange.       The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
     The net proceeds from the Senior Notes were $193,207 after deducting fees and estimated expenses relating to the offering. The net proceeds from the Senior Notes have been used to (i) repay existing indebtedness, including any indebtedness of Navios Logistics' non-wholly owned subsidiaries excluding Hidronave South American Logistics S.A. ("non-wholly owned subsidiaries"), (ii) purchase barges and pushboats and (iii) to the extent there are remaining proceeds after the uses in (i) and (ii), for general corporate purposes. As of December 31, 2011 deferred financing cost and interest expense associated with the Senior Notes amounted to $6,399 and $13,048, respectively.

Marfin Facility
     On March 31, 2008, the Company entered into a $70,000 loan facility for the purpose of providing Nauticler S.A. with investment capital to be used in connection with one or more investment projects. In March 2009, the Company transferred its loan facility of $70,000 to Marfin Popular Bank Public Co. Ltd. The loan provided for an additional one year extension and increase of the margin to 275 basis points. On March 23, 2010, the loan was extended for one additional year, providing an increase of the margin to 300 basis points. On March 29, 2011, Marfin Popular Bank committed to amend its current loan agreement with Nauticler S.A., to provide for a $40,000 revolving credit facility. On April 12, 2011, following the completion of the sale of the Senior Notes by the Co-Issuers, Navios Logistics fully repaid the $70,000 loan facility with Marfin Popular Bank using a portion of the proceeds of the Senior Notes. As of December 31, 2011, the loan documentation for the $40,000 revolving credit facility had not been completed and the facility had not been drawn. On March 20, 2012, Marfin Popular Bank Co. Ltd. and Nauticler S.A finalized the documentation of the $40,000 revolving credit facility for working and investing capital purposes. The loan bears interest based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over the assets acceptable to the bank. The commitment requires that we are in compliance with the covenants contained in the indenture governing the Senior Notes.  The loan is initially repayable 12 months after drawdown with extension options available.

Other Indebtedness
     In connection with the acquisition of Horamar, Navios Logistics had assumed a $9,500 loan facility that was entered into by its majority owned subsidiary, HS Shipping Ltd. Inc. in 2006, in order to finance the construction of a 8,974 dwt double-hull tanker, the Malva H. After the vessel's delivery, the interest rate has been LIBOR plus 150 basis points. The loan was repayable in installments of at least 90% of the amount of the last hire payment due by Horamar to be paid to HS Shipping Ltd. Inc. The loan was repayable by December 31, 2011 and could have been prepaid before such date, upon two days written notice. The loan also required compliance with certain covenants.
This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Senior Notes.
     Navios Logistics assumed a $2,286 loan facility that was entered into, by its majority owned subsidiary, Thalassa Energy S.A., in October 2007 to finance the purchase of two self-propelled barges, the Formosa and the San Lorenzo. The loan bears interest at LIBOR plus 150 basis points. The loan was repayable in five equal installments of $457, which were made in November 2008, June 2009, January 2010, August 2010, and March 2011. The loan was secured by a first priority mortgage over the two self-propelled barges. As of December 31, 2011, the loan was repaid in full.
     On September 4, 2009, Navios Logistics entered into a loan facility in order to finance the acquisition cost of the Estefania H for an amount of up to $18,710 that bears interest at LIBOR plus 225 basis points. The loan was repayable in installments of at least the higher of (a) 90% of the amount of the last hire payment due to HS Navigation Inc. prior to the repayment date; and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by May 15, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. As of December 31, 2010, the amount outstanding under this facility was $14,405. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Senior Notes.
     On December 15, 2009, in order to finance the acquisition cost of the Makenita H, Navios Logistics entered into a loan facility for $24,000, which bore interest at LIBOR plus 225 basis points. The loan was repayable in installments of at least the higher of (a) 90% of the amount of the last hire payment due to HS Tankers Inc. prior to the repayment date; and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by March 24, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. As of December 31, 2010, the amount outstanding under this facility was $21,093. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Senior Notes.
     On December 20, 2010, in order to finance the acquisition cost of the Sara H, Navios Logistics entered into a loan facility for $14,385, which bore interest at LIBOR plus 225 basis points. The loan was repayable in installments of at least the higher of (a) 90% of the amount of the last hire payment due to HS South Inc. prior to the repayment date; and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by May 24, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Senior Notes.

In connection with the acquisition of Hidronave S.A. in October 29, 2009, the Company assumed an $817 loan facility that was entered into by Hidronave S.A. prior to the repayment date in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2011, the outstanding loan balance was $668 ($735 in 2010). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

In connection with the loans, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral. The Company was in compliance with all the covenants for the years ended December 31, 2011 and 2010.

The maturity table below reflects future capital payments of the long-term debt outstanding as of December 31, 2011, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2012 ……………	$69
2013 ……………	69
2014 ……………	69
2015 ……………	69
2016 ……………	69
2017 and thereafter ……………	200,323
Total ……………	$200,668